Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income		¥ 7,534		$ 1,092		¥ 7,591		¥ 19,026
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of fixed assets and computer parts		6,477		939		5,884		5,772
Amortization and impairment of intangible assets		467		68		471		544
Deferred income tax, net		(99)		(14)		(449)		115
Share-based compensation		6,788		984		7,056		6,728
Allowance for credit losses		701		102		989		679
Investment and interest income		4,010		581		(3,930)		(11,966)
Amortization and impairment of licensed copyrights		7,781		1,128		10,083		11,864
Amortization and impairment of produced content		5,359		777		6,121		4,534
Impairment of other assets		3,058		443		4,445		2,928
Share of losses from equity method investments		1,910		277		932		2,248
Gain on disposal of subsidiaries		(868)		(126)		(45)		0
Loss (gain) on disposal of fixed assets		(58)		(8)		(81)		71
Barter transaction revenue		(876)		(127)		(1,244)		(1,376)
Accretion on convertible senior notes and asset-backed debt securities		146		21		618		501
Other non-cash expenses		598		88		372		739
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable		(2,369)		(343)		(2,144)		(1,660)
Amounts due from related parties		264		38		(695)		125
Licensed copyrights		(6,144)		(891)		(9,731)		(10,528)
Produced content		(7,391)		(1,072)		(10,492)		(6,728)
Other assets		965		139		(3,644)		(351)
Customer deposits and deferred revenue		(460)		(67)		622		1,177
Accounts payable and accrued liabilities and Other non-current liabilities		(1,450)		(209)		7,141		208
Deferred income		16		2		(29)		(293)
Amounts due to related parties		(189)		(27)		281		(157)
Net cash provided by operating activities		26,170		3,794		20,122		24,200
Cash flows from investing activities:
Acquisition of fixed assets		(8,286)		(1,201)		(10,896)		(5,084)
Acquisition of businesses, net of cash acquired		(14)		(2)		(247)		(2,396)
Acquisition of intangible assets		(107)		(16)		(344)		(247)
Purchases of time deposit and held-to-maturity investments		(173,934)		(25,218)		(171,526)		(159,197)
Maturities of time deposit and held-to-maturity investments		178,831		25,928		156,700		134,299
Purchases of available-for-sale investments		(7,587)		(1,100)		(25,575)		(133,008)
Sales and maturities of available-for-sale investments		9,288		1,347		25,895		135,606
Purchases of equity investments		(3,628)		(526)		(3,395)		(4,467)
Proceeds from disposal of equity investments		1,984		288		9,908		6,523
Disposal of subsidiaries' shares		270		39		0		(486)
Loans provided to third parties		0		0		(810)		(5)
Loans provided to related parties		(859)		(125)		0		0
Repayment of loans provided to third parties		0		0		810		0
Repayment of loans provided to related parties		0		0		0		917
Prepayments made for the acquisition of businesses		0		0		(12,035)		0
Other investing activities		98		14		71		(7)
Net cash used in investing activities		(3,944)		(572)		(31,444)		(27,552)
Cash flows from financing activities:
Proceeds from short-term loans		6,273		909		4,487		3,559
Repayments of short-term loans		(5,084)		(737)		(3,365)		(3,223)
Proceeds from long-term loans		0		0		12,673		0
Repayments of long-term loans		(11,451)		(1,660)		(7,277)		(709)
Repayment of loans borrowed from related parties		0		0		0		(356)
Proceeds from issuance of long-term notes, net of issuance costs		0		0		6,440		13,346
Repayment of long-term notes		0		0		0		(5,378)
Proceeds from issuance of convertible senior notes, net of issuance costs		3,449		500		633		5,151
Repayments of convertible senior notes		0		0		(4,751)		0
Proceeds from issuance of subsidiaries' shares		1,227		178		684		4,662
Repurchase of ordinary shares		(1,925)		(279)		(7,581)		(13,054)
Proceeds from exercise of share options		200		29		335		228
Proceeds from issuance of redeemable noncontrolling interests		1,212		176		4,935		1,669
Acquisition of redeemable noncontrolling interests and noncontrolling interests in a subsidiary		(86)		(12)		(880)		0
Proceeds from Hong Kong listing, net of issuance costs		0		0		19,873		0
Return of equity to noncontrolling interest shareholders		0		0		(2,701)		0
Other financing activities		(205)		(30)		(109)		(230)
Net cash provided by/(used in) financing activities		(6,390)		(926)		23,396		5,665
Effect of exchange rate changes on cash, cash equivalents and restricted cash		1,729		251		(943)		(212)
Net increase in cash, cash equivalents and restricted cash		17,565		2,547		11,131		2,101
Cash, cash equivalents and restricted cash at the beginning of the year		47,671		6,912		36,540		34,439
Cash, cash equivalents and restricted cash at the end of the year		65,236		9,459		47,671		36,540
Supplemental disclosures:
Interest paid		2,690		390		2,542		2,204
Income taxes paid		3,525		511		3,253		3,608
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities		1,000		145		1,843		984
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		53,156		7,707		36,850		35,782
Restricted cash		11,330		1,643		10,821		758
Long-term restricted cash	[2]	750	[1]	109	[1]	0	[1]	0
Cash, cash equivalents and restricted cash at the end of the year		¥ 65,236		$ 9,459		¥ 47,671		¥ 36,540

[1]	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Notes (Note 15).
[2]	Long-term restricted cash was included in “Other non-current assets” in the consolidated balance sheet as of December 31, 2022.